Income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before Income tax from continuing operations	$ (98,600)	$ (206,162)	$ (207,126)
Loss before Income tax from discontinued operations	(4,917)	(25,128)	(19,337)
Loss before income tax	$ (103,517)	$ (231,290)	$ (226,463)
Statutory tax rate	27.98%	19.25%	24.02%
Expected income tax benefit	$ 28,963	$ 44,512	$ 54,406
Tax effects of:
Sundry permanent differences	(2,547)	(1,141)	970
Effect of functional to local reporting currency in Germany	(3,040)	(4,948)	(338)
Equity Transaction costs	8	18	1,878
Share based payments	(1,506)	(1,734)	(7,520)
Tax Expenses	19	(1,438)	(1,605)
Bad debt expense	(1,841)	(1,180)	(439)
Management fees	(4,268)	(4,367)	(6,167)
Interest expense	(567)	(777)	(1,324)
Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(1,407)	863	(1,575)
Share based payments	85	277	(443)
Tax Expenses	3,328	192	277
Sundry temporary differences	1,079	(101)	(308)
Minimum tax	(665)	(637)	(395)
Deferred tax not recognized (mainly tax losses carried forward)	(20,885)	(31,573)	(38,707)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	2,583	(4,946)	848
Total Income tax (expense) / income	$ (661)	$ (6,979)	$ (442)
Effective tax rate	0.64%	3.02%	0.20%